STOCKHOLDERS' EQUITY (Tables)	6 Months Ended
Sep. 30, 2012
STOCKHOLDERS' DEFICIT [Abstract]
Schedule of Milestones
Exhibit A - Schedule of Milestones

	Milestones	Completion Date	Number of Escrow Shares

I.

(1)	Enter into exclusive international license agreement for all Agro Genesis intellectual property and products as it applies to stevia
(2)	Enter into cooperative agreements to work with Vietnam Institutes (a) Medical Plant Institute in Hanoi; (b) Agricultural Science Institute of Northern Central Vietnam		3,000,000 shares only if and when
(3)	Enter into farm management agreements with local growers including the Provincial and National projects;	Within 180 days of the	ALL four (4) milestones
(4)	Take over management of three existing nurseries	Closing Date	reached (*)

II.	Achieve 100 Ha field trials and first test shipment of dry leaf	Within two (2) years of the Closing Date	1,500,000 shares

III.	Test shipment of dry leaf to achieve minimum specs for contracted base price (currently $2.00 per kilogram)	Within two (2) years of the Closing Date	1,500,000 shares

*	On December 23, 2011, 3,000,000 out of the 6,000,000 Escrow Shares have been earned and released to Ventures stockholder upon achievement of the First Milestone within 180 days of June 23, 2011, the Closing Date associated with the First Milestone. These shares were valued at $0.25 per share or $750,000 on the date of release and recorded as compensation.

Schedule of Warrants

The Company estimated the fair value of the warrants on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

August 6, 2012

Expected life (year)	5

Expected volatility (*)	68.25%

Expected annual rate of quarterly dividends	0.00%

Risk-free rate(s)	0.63%

*	As a newly formed entity it is not practicable for the Company to estimate the expected volatility of its share price. The Company selected five (5) comparable public companies listed on NYSE MKT and NASDAQ Capital Market within nutritional supplements industry which the Company plans to engage in to calculate the expected volatility. The Company calculated those five (5) comparable companies' historical volatility over the expected life of the options or warrants and averaged them as its expected volatility.

Schedule of Warrants Activity

Summary of the Company's Warrants Activities

The table below summarizes the Company's warrants activities:

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price	Fair Value at Date of Issuance	Aggregate Intrinsic Value

Balance, March 31, 2012	-	$-	$-	$-	$-

Granted	1,152,000	0.6405	0.6405	207,782	-

Canceled	-	-	-		-

Exercised	-	-	-		-

Expired	-	-	-		-

Balance, September 30, 2012	1,152,000	$0.6405	$0.6405	$207,782	$-

Earned and exercisable, September 30, 2012	1,152,000	$0.6405	$0.6405	$207,782	$-

Unvested, September 30, 2012	-	$-	$-	$-	$-

The following table summarizes information concerning outstanding and exercisable warrants as of September 30, 2012:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$0.6405	1,152,000	4.84	$0.6405	1,152,000	4.84	$0.6405

$0.6405	1,152,000	4.84	$0.6405	1,152,000	4.84	$0.6405